Key Management Compensation	12 Months Ended
Dec. 31, 2017
Key Management Compensation [abstract]
Key Management Compensation

Note 22  – Key Management Compensation

Key management includes the Company’s directors and key executive members.

Year ended December 31,	2017	2016
Salaries and short-term employee benefits	$1,873	$1,936
Stock-based compensation
DSUs	174	140
Stock options	561	444
RSUs	533	418
Total	$3,141	$2,938